Other Non-current Assets (Tables)	6 Months Ended
Jun. 30, 2023
Other Non-current Assets
Schedule of other non-current assets

	As of December 31,	As of June 30,
	2022	2023	2023
	RMB	RMB	US$
Rental and industry customer deposits (1)	100,443	106,944	14,748
Prepayments	33,802	33,237	4,584
Long-term investments	6,055	6,055	835
Total other non-current assets	140,300	146,236	20,167